Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Core Bond Fund

INVESTMENT OBJECTIVE
The Fund seeks to maximize total return.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. FEES AND EXPENSES TABLE
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Old Mutual Barrow Hanley Core Bond Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Old Mutual Barrow Hanley Core Bond Fund Institutional Class
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		none
Other Operating Expenses		0.22%
Total Other Expenses		0.22%
Total Annual Operating Expenses		0.82%
Expense (Reduction)/Recoupment		(0.12%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	[1]	0.70%
[1]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement, which extends through December 31, 2012, to reimburse expenses incurred by the Institutional Class of the Fund to the extent necessary to limit class expenses and Fund level expenses so that annual fund operating expenses do not exceed 0.70% for Institutional Class shares of the Fund. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Old Mutual Barrow Hanley Core Bond Fund Institutional Class	72	250	444	1,003

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90.91% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which are fixed income securities, of varying maturities.  Fixed income securities may include U.S. government securities, including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities.  The Fund's investments in U.S. government securities include securities issued by or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities."  The Fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations.  The Fund also may invest up to 20% of its total assets in non-investment grade securities or, if unrated, securities determined by Barrow, Hanley, Mewhinney, & Strauss, LLC ("Barrow Hanley" or the "Sub-Adviser") to be of comparable quality.

The Fund has no limitations on the range of maturities of the fixed income securities in which it can invest and, therefore, may hold bonds with short-, medium-, or long-term maturities.  Barrow Hanley will generally maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Barclays Capital U.S. Aggregate Bond Index.  Barrow Hanley will attempt to maintain an overall weighted average portfolio credit quality at a rating of "AA" (or equivalent) or higher from any nationally recognized statistical rating organization ("NRSRO").

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Credit Risk.  The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities.  Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.  U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises.  U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Interest Rate Risk.  When interest rates change, the value of the Fund's holdings will be affected.  An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk.  This risk relates primarily to mortgage-backed securities.  During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal.  Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

High Yield Risk.  The Fund may invest in high yield securities (commonly known as "junk bonds") which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities.  These securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for high yield bonds and reduce the Fund's ability to sell these securities (liquidity risk).  High yield issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders.  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.  Prices of high yield bonds are subject to extreme price fluctuations.  Adverse changes to the issuer's industry and general economic conditions may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities.  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.  The performance table compares the average annual total return information for the Fund's Institutional Class shares to the Barclays Capital U.S. Aggregate Bond Index (the "Index"), a widely recognized, unmanaged index that measures U.S. dollar-denominated, investment grade, fixed-rate, taxable bond market of securities registered with the Securities and Exchange Commission.  The Index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed, asset-backed, and commercial mortgage-backed sectors.  All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future. Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.

Year-by-Year Total Returns through December 31, 2010 – Institutional Class Shares

The Fund's Institutional Class shares year-to-date return as of June 30, 2011 was 2.64%.
Best Quarter:	9/30/09	4.97%
Worst Quarter:	6/30/08	(1.24%)

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Old Mutual Barrow Hanley Core Bond Fund	Inception (or "as of") Date	Past 1 Year	Past 5 Years	Life of Fund
Institutional Class	Nov. 19, 2007	7.04%		7.87%
Institutional Class After Taxes on Distributions		5.08%		5.70%
Institutional Class After Taxes on Distributions and Sale of Fund Shares		4.76%		5.49%
Barclays Capital U.S. Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)	Nov. 19, 2007	6.54%		5.84%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.